INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2025	2024
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Derecognition following transfer of Talicia® activity to THI	(466)	—
Balance at end of year	5,291	5,757
Accumulated amortization:
Balance at beginning of year	(210)	(179)
Amortization charges	(25)	(31)
Derecognition following transfer of Talicia® activity to THI	235	—
Balance at end of year	—	(210)
	5,291	5,547
Commercialization assets:
Cost:
Balance at beginning of year	—	11,788
Disposal during the year	—	(11,788)
Balance at end of year	—	—
Accumulated impairments and amortization:
Balance at beginning of year	—	(11,788)
Disposal during the year*	—	11,788
Balance at end of year	—	—
	5,291	5,547